Equity (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Equity Explanatory Abstract
Schedule of common shares
The total number of shares of common shares issued:	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Common shares – par value $ 0.01/0.10 each	34,154,062	34,154,062

Schedule of movements in common shares
	Shares	Amount (US$)
Balance as of April 1, 2020	30,000	$3,000
Shares split from $ 0.10 to $ 0.01	300,000	300,000
Shares issued	33,854,062	338,541
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541

Schedule of equity
As of March 31, 2022 ($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	11,797,960
Translation of foreign subsidiaries, net of tax	(20,841)
Non-controlling interest	1,908
$12,120,568

As of March 31, 2021 ($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	12,538,69
Translation of foreign subsidiaries, net of tax	(1,049,440)
Non-controlling interest	(77,975)
$11,752,595

Schedule of the amounts managed as capital
	As of March 31, 2022 ($US)	As of March 31, 2021 ($US)
Current borrowings	$(1,038,155)	$(1,456,131)
Cash and cash equivalents	8,758	26,142
Net debt	$(1,029,397)	$(1,429,989)
Total equity	$12,120,568	$11,752,595
Net debt to equity ratio	8.49%	12.17%